11. Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum operatinng lease payments
2018	$10,935
2019	36,807
Total	$47,742

2018	$43,096
2019	$36,807
Total future minimum payments	$79,903